SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of ROU assets and lease liabilities related to our operating leases

	Balance Sheet Classification	September 30,2021
Right-of-use assets	Right of use assets	$5,511
Current lease liabilities	Current portion of lease liabilities	1,105
Non-current lease liabilities	Non-current portion of lease liabilities	4,995

Schedule of components of lease costs

Nine-month
period ended
September 30, 2021
Operating lease cost	$979
Variable lease cost	322
Total lease cost	$1,301

Schedule of future minimum commitments under all non-cancelable operating leases

2021 (excluding the nine months ended September 30, 2021)	$319
2022	1,294
2023	1,298
2024	1,263
2025	1,302
2026	1,096
Later years	97
Total lease payments	6,668
Less: Imputed interest	569
Present value of lease liabilities	$6,100

Schedule of supplemental cash flow information and non-cash activity related to our operating leases

Nine-month
period ended
September 30, 2021
Operating cash flow information:
Cash paid for amounts included in the measurement of lease liabilities	$954
Non-cash activity:
Right-of-use assets obtained in exchange for lease obligations	$—